Convertible Notes (Tables)	12 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Schedule of Convertible Notes

The Company’s convertible notes outstanding at June 30, 2020 and 2019 were as follows:

	June 30, 2020	June 30, 2019
Convertible notes and debenture	$1,029,496	$1,076,785
Unamortized discounts	(126,667)	(131,893)
Accrued interest	80,101	99,482
Premium, net	574,804	613,003
Convertible notes, net	$1,557,734	$1,657,377